Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

July 13, 2009

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street
Washington, D.C. 20549

Dear Sir or Madam:

Re:           AIP Alternative Strategies Funds
1933 Act Registration No. 333-86348
1940 Act Registration No. 811-21079

Transmitted herewith on behalf of AIP Alternative Strategies Funds (the “Trust”) and its series, the Alpha Hedged Strategies Fund (“Alpha”) and the Beta Hedged Strategies Fund (“Beta”) (together the “Funds”) is a preliminary proxy statement in preparation of a special combined meeting of shareholders of Alpha and Beta scheduled for August 28, 2009.  The purpose of this shareholder meeting is:

1.
To approve a new investment advisory agreement by and between the Trust, on behalf of Alpha, and Alternative Investment Partners, LLC (“AIP”), the Funds’ investment adviser; pursuant to which AIP will continue to act as investment adviser with respect to the assets of Alpha on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by Hatteras Capital Investment Management, LLC (“HCIM”);

2.
To approve a new investment advisory agreement by and between the Trust, on behalf of Beta, and AIP; pursuant to which AIP will continue to act as investment adviser with respect to the assets of Beta on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by HCIM;

3.
To instruct the Board, on behalf of Alpha, to approve a new investment advisory agreement by and between the Underlying Funds Trust, on behalf of each of its series (the “Underlying Funds”), and AIP; pursuant to which AIP will continue to act as investment adviser with respect to the assets of the Underlying Funds on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by HCIM;

4.
To instruct the Board, on behalf of Beta, to approve a new investment advisory agreement by and between the Underlying Funds Trust, on behalf of the Underlying Funds, and AIP; pursuant to which AIP will continue to act as investment adviser with respect to the assets of the Underlying Funds on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by HCIM;

5.	To instruct the Board, on behalf of Alpha, to approve the retention of payments made by AIP to certain sub-advisers under the respective sub-advisory agreements;

6.	To instruct the Board, on behalf of Beta, to approve the retention of payments made by AIP to certain sub-advisers under the respective sub-advisory agreements;

7.
To approve, on behalf of Alpha, the Distribution Plan under Rule 12b-1 (the “Distribution Plan”) applicable to Alpha’s Class C shares and the retention of distribution fee payments made under the Distribution Plan since August 1, 2008 to unaffiliated third parties;

8.
To approve, on behalf of Beta, the Distribution Plan applicable to Beta’s Class C shares and the retention of distribution fee payments made under the Distribution Plan since August 1, 2008 to unaffiliated third parties;

9.	To elect four additional Trustees to the Board of Trustees to hold office until their respective successors have been duly elected and qualified; and

10.	To transact such other business as may properly come before the Meeting or any adjournments thereof.

Please direct all questions or comments regarding this filing to the undersigned at (212) 885-5239.  I look forward to hearing from you.

Sincerely,

/s/ Thomas R. Westle
Thomas R. Westle, Esq.
Counsel to the Trust